July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Enhanced Roll Yield Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
July 31, 2025
iShares Enhanced Roll Yield Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 19.6%
Banco Santander SA, 4.40%, 06/02/26	$2,880	$ 2,878,668
Bank of America N.A., 4.50%, 01/02/26	2,540	2,539,363
Bank of Montreal, 4.49%, 01/13/26	2,250	2,249,444
Bank of Montreal/Chicago, 4.70%, 11/13/25(a)	890	890,074
Bank of Nova Scotia/Houston, 4.65%, 01/02/26(a)	3,000	3,001,774
BNP Paribas SA, 4.32%, 07/14/26	2,850	2,846,944
Cooperatieve Rabobank, 4.43%, 10/14/25	6,750	6,748,166
Credit Industriel et Commercial/New York, 4.46%, 12/12/25	3,500	3,500,034
Deutsche Bank AG, 4.40%, 07/17/26	1,420	1,418,831
DZ Bank AG Deutsche Zentral- Genossenschaftsbank/New York, 4.41%, 08/07/25	3,500	3,499,980
HSBC Bank USA NA, 4.71%, 12/04/25(a)	1,750	1,750,609
Mitsubishi UFJ Trust & Banking Corp., 4.55%, 08/08/25(a)	3,000	3,000,080
Mizuho Bank Ltd./New York, 4.61%, 01/14/26	2,640	2,640,197
Mizuho Bank Ltd/New York, (1-day SOFR + 0.35%), 4.71%, 02/06/26(a)	1,000	1,000,550
MUFG Bank Ltd/New York, 4.56%, 01/13/26(a)	2,280	2,280,139
MUFG BK Ltd. 12/25 FIXED 4.44, 4.44%, 12/03/25	2,000	1,999,702
Nordea Bank Abp/New York, 4.57%, 03/17/26(a)	3,760	3,760,459
Oversea Chinese Bank Co., 4.44%, 10/08/25	3,750	3,749,662
Royal Bank of Canada
4.60%, 11/25/25	1,400	1,400,406
4.44%, 12/12/25	2,000	1,999,636
Standard Chartered Bank/New York, (1-day SOFR + 0.30%), 4.62%, 09/30/25(a)	3,500	3,500,998
Sumitomo Mitsui Banking Corp., 4.45%, 03/10/26	2,740	2,739,656
Sumitomo Mitsui Trust, 4.63%, 10/30/25(a)	1,800	1,800,768
Svenska Handelsbanken
4.42%, 11/07/25	3,380	3,379,437
4.60%, 11/12/25	900	900,206
Svenska Handelsbanken/New York, 4.67%, 01/13/26(a)	2,580	2,581,267
Swedbank AB/New York, 4.36%, 04/09/26	2,250	2,249,240
Toronto-Dominion Bank
4.41%, 09/02/25	3,000	2,999,935
4.50%, 11/17/25	1,110	1,109,961
Toronto-Dominion Bank/New York, (1-day SOFR + 0.29%), 4.65%, 10/01/25(a)	3,000	3,000,876
UBS AG/Stamford CT, 4.71%, 11/03/25(a)	1,120	1,120,632
		78,537,694
Commercial Paper — 4.9%
Australia & New Zealand Banking Group Ltd., 4.31%, 06/22/26(b)	3,960	3,810,003
CDP Financial, Inc., 4.41%, 03/09/26(b)	1,630	1,586,800
Citigroup Global Markets, Inc., 4.60%, 11/14/25(b)	1,010	996,960
DNB Bank ASA, 4.59%, 11/10/25(b)	940	928,479
Macquarie Bank Ltd.(b)
4.48%, 11/10/25	3,000	2,962,175
4.62%, 01/13/26	2,760	2,704,198
4.39%, 03/19/26	930	904,193
National Bank of Canada(a)
4.65%, 02/05/26(c)	1,000	1,000,549
4.62%, 04/24/26	3,080	3,079,991
Salisbury Receivables Co. LLC, 4.45%, 08/04/25(b)	1,820	1,819,120
		19,792,468

Security	Shares	Value
Money Market Funds — 5.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	22,600,336	$ 22,600,336

	Par (000)
U.S. Treasury Obligations — 64.9%
U.S. Treasury Bills(b)
4.43%, 08/07/25	$15,000	14,989,329
4.35%, 08/12/25	5,000	4,993,469
4.41%, 08/14/25	2,000	1,996,908
4.39%, 08/19/25	5,000	4,989,285
4.34%, 08/21/25	3,500	3,491,647
4.34%, 08/21/25	12,000	11,971,360
4.32%, 08/28/25	12,000	11,961,413
4.31%, 09/02/25 - 11/28/25	27,800	27,595,117
4.33%, 09/04/25	12,500	12,449,507
4.37%, 09/11/25	5,000	4,975,585
4.34%, 10/02/25	15,000	14,890,232
4.33%, 10/16/25	5,000	4,955,259
4.25%, 10/23/25	18,000	17,823,988
4.24%, 10/30/25	15,000	14,841,019
4.30%, 11/04/25	10,000	9,888,669
4.23%, 11/06/25	3,000	2,965,939
4.34%, 11/18/25	5,000	4,935,868
4.29%, 11/20/25	16,500	16,286,576
4.30%, 12/04/25	8,000	7,883,583
4.27%, 01/15/26	7,500	7,355,695
4.26%, 01/22/26	20,000	19,600,009
4.27%, 01/29/26	5,000	4,896,176
4.14%, 03/19/26	10,000	9,740,946
4.11%, 05/14/26	5,000	4,840,392
4.12%, 06/11/26	10,000	9,652,943
4.08%, 07/09/26	10,000	9,625,629
		259,596,543
Total Short-Term Securities — 95.1% (Cost: $380,597,926)		380,527,041
Total Investments — 95.1% (Cost: $380,597,926)		380,527,041
Other Assets Less Liabilities — 4.9%		19,746,752
Net Assets — 100.0%		$ 400,273,793

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Enhanced Roll Yield Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/01/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 22,600,336 (b)	$ —	$ —	$ —	$ 22,600,336	22,600,336	$ 626,061	$ —

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Corn(a)	167	09/12/25	$ 3,290	$ (324,300)
KC HRW Wheat(a)	71	09/12/25	1,868	(194,099)
Wheat(a)	76	09/12/25	1,988	(211,024)
LME Aluminium Premiums(a)	49	09/15/25	3,141	164,819
LME Lead(a)	40	09/15/25	1,952	14,197
LME Nickel(a)	24	09/15/25	2,137	(69,812)
LME Tin(a)	13	09/15/25	2,126	(72,088)
LME Zinc(a)	34	09/15/25	2,348	71,448
Coffee C(a)	20	09/18/25	2,219	(72,876)
WTI Crude Oil(a)	101	09/22/25	6,888	704,257
Cattle Feeder(a)	12	09/25/25	1,989	356,157
Copper(a)	38	09/26/25	4,137	(281,538)
Natural Gas(a)	64	09/26/25	2,049	(520,195)
Silver(a)	31	09/26/25	5,690	441,865
Brent Crude Oil(a)	162	09/30/25	11,470	995,494
Gasoline RBOB(a)	38	09/30/25	3,235	318,452
NY Harbor ULSD(a)	37	09/30/25	3,715	459,881
Sugar 11(a)	122	09/30/25	2,234	(232,319)
Low Sulphur Gas(a)	61	10/10/25	4,246	498,092
LME Aluminium Premiums(a)	49	10/13/25	3,142	121,227
LME Lead(a)	39	10/13/25	1,914	(18,295)
LME Nickel(a)	23	10/13/25	2,057	(109,061)
LME Tin(a)	13	10/13/25	2,127	39,139
LME Zinc(a)	34	10/13/25	2,349	78,392
Lean Hogs(a)	61	10/14/25	2,186	148,540
WTI Crude Oil(a)	102	10/21/25	6,867	866,409
Copper(a)	38	10/29/25	4,158	(380,265)
Natural Gas(a)	56	10/29/25	1,998	(413,371)
Cattle Feeder(a)	12	10/30/25	1,981	298,475
Brent Crude Oil(a)	163	10/31/25	11,425	1,253,601
Gasoline RBOB(a)	39	10/31/25	3,241	310,090
Live Cattle(a)	28	10/31/25	2,499	345,202
NY Harbor ULSD(a)	38	10/31/25	3,792	494,557
Low Sulphur Gas(a)	61	11/12/25	4,183	533,467
Soybean(a)	130	11/14/25	6,430	(155,140)
LME Aluminium Premiums(a)	49	11/17/25	3,145	78,610
LME Lead(a)	39	11/17/25	1,928	(27,228)
LME Nickel(a)	23	11/17/25	2,067	(74,093)
LME Tin(a)	13	11/17/25	2,128	22,838
LME Zinc(a)	33	11/17/25	2,282	65,080
Cattle Feeder(a)	12	11/20/25	1,968	274,661
WTI Crude Oil(a)	103	11/20/25	6,860	471,366
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Copper(a)	37	11/25/25	$ 4,072	$ (545,240)
Natural Gas(a)	46	11/25/25	1,920	(231,831)
Brent Crude Oil(a)	163	11/28/25	11,348	716,778
Gasoline RBOB(a)	40	11/28/25	3,262	200,098
NY Harbor ULSD(a)	38	11/28/25	3,755	336,518
Cotton No.2(a)	70	12/08/25	2,354	(127,315)
Low Sulphur Gas(a)	62	12/11/25	4,177	333,474
Corn(a)	157	12/12/25	3,248	(421,212)
KC HRW Wheat(a)	67	12/12/25	1,825	(307,374)
Lean Hogs(a)	58	12/12/25	1,896	87,885
Soybean Meal(a)	95	12/12/25	2,622	(348,489)
Soybean Oil(a)	113	12/12/25	3,711	775,210
Wheat(a)	72	12/12/25	1,953	(300,775)
LME Aluminium Premiums(a)	48	12/15/25	3,083	(41,491)
LME Lead(a)	38	12/15/25	1,885	(67,599)
LME Nickel(a)	23	12/15/25	2,075	(41,204)
LME Tin(a)	13	12/15/25	2,128	(48,468)
LME Zinc(a)	33	12/15/25	2,283	21,126
Coffee C(a)	21	12/18/25	2,274	(570,835)
WTI Crude Oil(a)	104	12/19/25	6,875	310,124
Copper(a)	37	12/29/25	4,092	(897,899)
Gold 100 OZ(a)	63	12/29/25	21,096	1,654,622
Natural Gas(a)	41	12/29/25	1,844	(137,327)
Silver(a)	30	12/29/25	5,579	672,064
Brent Crude Oil(a)	164	12/30/25	11,364	481,539
Gasoline RBOB(a)	40	12/31/25	3,239	118,204
Live Cattle(a)	28	12/31/25	2,508	302,165
NY Harbor ULSD(a)	38	12/31/25	3,740	136,323
Low Sulphur Gas(a)	62	01/12/26	4,145	147,618
Soybean(a)	126	01/14/26	6,347	(364,910)
Soybean Meal(a)	91	01/14/26	2,545	(380,122)
Soybean Oil(a)	112	01/14/26	3,686	570,032
Cattle Feeder(a)	12	01/29/26	1,926	98,852
Lean Hogs(a)	56	02/13/26	1,880	(44,808)
Gold 100 OZ(a)	62	02/25/26	20,932	(215,871)
Live Cattle(a)	29	02/27/26	2,602	201,591
Sugar 11(a)	125	02/27/26	2,376	(176,111)
Cotton No.2(a)	67	03/09/26	2,298	(51,364)
Corn(a)	150	03/13/26	3,229	(230,810)
KC HRW Wheat(a)	63	03/13/26	1,773	(194,709)
Soybean(a)	123	03/13/26	6,298	(167)
Soybean Meal(a)	88	03/13/26	2,516	(191,753)
Soybean Oil(a)	111	03/13/26	3,639	531,921
Wheat(a)	68	03/13/26	1,907	(159,154)
Coffee C(a)	22	03/19/26	2,327	(454,922)
Silver(a)	29	03/27/26	5,458	86,774
Lean Hogs(a)	55	04/15/26	1,919	(14,624)
Gold 100 OZ(a)	61	04/28/26	20,740	(297,336)
Live Cattle(a)	28	04/30/26	2,509	104,034
Sugar 11(a)	129	04/30/26	2,408	(173,879)
Cotton No.2(a)	65	05/06/26	2,267	(13,774)
Corn(a)	155	05/14/26	3,416	(194,750)
KC HRW Wheat(a)	60	05/14/26	1,727	(72,923)
Soybean(a)	122	05/14/26	6,336	(159,128)
Soybean Meal(a)	86	05/14/26	2,505	(210,866)
Soybean Oil(a)	111	05/14/26	3,618	346,773
Wheat(a)	65	05/14/26	1,861	(103,418)
Coffee C(a)	22	05/18/26	2,284	(426,141)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Sugar 11(a)	129	06/30/26	$ 2,391	$ (36,167)
Cotton No.2(a)	65	07/09/26	2,294	(23,709)
				$ 6,225,862

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 78,537,694	$ —	$ 78,537,694
Commercial Paper	—	19,792,468	—	19,792,468
Money Market Funds	22,600,336	—	—	22,600,336
U.S. Treasury Obligations	—	259,596,543	—	259,596,543
	$22,600,336	$357,926,705	$—	$380,527,041
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ 17,660,041	$ —	$ —	$ 17,660,041
Liabilities
Commodity Contracts	(11,434,179)	—	—	(11,434,179)
	$6,225,862	$—	$—	$6,225,862

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments